Reconciliation of movement in net borrowings - Narrative (Details) € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from bonds issued	£ 1,031			£ 1,289
Repayment of bonds	£ (1,247)			0
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Bonds issued in pound sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Discount and fee from bonds issued	£ 5
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued | €		€ 700
Proceeds from bonds issued	636
Repayment of bonds	696	€ 775
US dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued | $					$ 1,600
Proceeds from bonds issued				£ 1,289
Repayment of bonds	551		$ 696
Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from bonds issued	£ 395